Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Borrowings

	2023	2022

Capital funding	763	1,245

Operational funding	1,593	2,806

On December 31	2,356	4,051

Current	32	1,150

Non-current	2,325	2,901

On December 31	2,356	4,051

Fair value of borrowings	2,459	4,114

Summary of Undrawn Committed Borrowings Facilities

Undrawn committed borrowing facilities:	2023	2022

Floating-rate

- Expiring beyond one year	2,623	3,435

On December 31	2,623	3,435

Capital funding [member]
Statement [LineItems]
Summary of Borrowings
A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2023	2022

EUR 500 million Senior Unsecured Notes	1.000%	December 8	2016 / 23	-	499

GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	287	281

GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually, December 16	2009 / 39	457	446

Other				18	19

On December 31				763	1,245

Operational funding [member]
Statement [LineItems]
Summary of Borrowings

	Coupon rate	Coupon date	Issue / Maturity	2023	2022

FHLB Secured borrowings 1)	Floating	Quarterly	2021 / 24	1,562	2,806

North Westerly VI Note 1)	Floating	Quarterly	2020 / 32	15	-

North Westerly VII Note 1)	Floating	Quarterly	2021 / 34	16	-

On December 31				1,593	2,806

1	Issued by a subsidiary of Aegon Ltd.